                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MSD Capital, L.P.
            ------------------------------------------
Address:    645 Fifth Avenue, 21st Floor
            ------------------------------------------
            New York, NY 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-5391
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
          --------------------------------------------
Title:    General Counsel, MSD Capital, L.P.
          --------------------------------------------
Phone:    (212) 303-1668
          --------------------------------------------

Signature, Place, and Date of Signing:

/S/ Marc R. Lisker               New York, NY                   August 15, 2005
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                  8
                                              -----------------------

Form 13F Information Table Value Total:      $     381,952
                                              -----------------------
                                                    (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT   OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION  MANAGERS      SOLE    SHARED   NONE

DARLING INTL INC    COM         237266101       34,860    9,296,127    SH             SOLE                 9,296,127      0      0
DOLLAR THRIFTY
AUTOMOTIVE GP       COM         256743105       88,440    2,328,600    SH             SOLE                 2,328,600      0      0
GREENFIELD ONLINE
INC                 COM         395150105       10,549      868,193    SH             SOLE                   868,193      0      0
IHOP CORP           COM         449623107       91,123    2,100,100    SH             SOLE                 2,100,100      0      0
NORTHWESTERN CORP   COM NEW     668074305       32,197    1,129,713    SH             SOLE                 1,129,713      0      0
STEAK N SHAKE CO    COM         857873103       42,709    2,293,700    SH             SOLE                 2,293,700      0      0
TYLER TECHNOLOGIES
INC                 COM         902252105       24,624    3,257,123    SH             SOLE                 3,257,123      0      0
U S I HLDGS         COM         90333H101       57,450    4,460,396    SH             SOLE                 4,460,396      0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.